SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15 – SUBSEQUENT EVENTS

On October 2024 a shareholder’s  meeting the Company’s shareholders approved reduction of the nominal value of the Company’s capital by lowering  the nominal value of each of the shares in the Company from €0.45 to €0.01 per share.